SHAREHOLDERS' EQUITY (Schedule of Shares Authorized Under Stock Option Plans by Exercise Price Range) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Outstanding
Number outstanding	1,889
Weighted average remaining contractual life (years)	3 years 11 months 19 days
Weighted average exercise price	$ 6.53
Exercisable
Number exercisable	897
Weighted average remaining contractual life (years)	2 years 5 months 8 days
Weighted average exercise price	$ 3.22
$0.48 - $1.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 0.48
Exercise price, maximum	$ 1.52
Outstanding
Number outstanding	237
Weighted average remaining contractual life (years)	10 months 6 days
Weighted average exercise price	$ 1.16
Exercisable
Number exercisable	237
Weighted average remaining contractual life (years)	10 months 6 days
Weighted average exercise price	$ 1.16
$2.00 - $3.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 2.00
Exercise price, maximum	$ 3.44
Outstanding
Number outstanding	556
Weighted average remaining contractual life (years)	2 years 8 months 8 days
Weighted average exercise price	$ 2.86
Exercisable
Number exercisable	538
Weighted average remaining contractual life (years)	2 years 8 months 1 day
Weighted average exercise price	$ 2.85
$5.68 - $7.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 5.68
Exercise price, maximum	$ 7.81
Outstanding
Number outstanding	205
Weighted average remaining contractual life (years)	5 years 4 months 2 days
Weighted average exercise price	$ 6.87
Exercisable
Number exercisable	15
Weighted average remaining contractual life (years)	4 years 3 months 18 days
Weighted average exercise price	$ 6.03
$8.04 - $9.87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 8.04
Exercise price, maximum	$ 9.87
Outstanding
Number outstanding	378
Weighted average remaining contractual life (years)	5 years 3 months 18 days
Weighted average exercise price	$ 9.14
Exercisable
Number exercisable	74
Weighted average remaining contractual life (years)	4 years 4 months 28 days
Weighted average exercise price	$ 8.72
$10.03 - $11.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 10.03
Exercise price, maximum	$ 11.32
Outstanding
Number outstanding	513
Weighted average remaining contractual life (years)	5 years 3 months 11 days
Weighted average exercise price	$ 10.95
Exercisable
Number exercisable	33
Weighted average remaining contractual life (years)	4 years 11 months 1 day
Weighted average exercise price	$ 10.37